Trade payables	6 Months Ended
Jun. 30, 2024
Trade Payables
Trade payables

11.	Trade payables

	06.30.2024	12.31.2023
Third parties in Brazil	3,235	3,624
Third parties abroad	1,538	1,176
Related parties (note 28.1)	39	13
Total	4,812	4,813

Forfaiting

The Company has a program to encourage the development of the oil and gas production chain called “Mais Valor” (More Value), operated by a partner company on a 100% digital platform.

By using this platform, the suppliers who want to anticipate their receivables may launch a reverse auction, in which the winner is the financial institution which offers the lowest discount rate. The financial institution becomes the creditor of invoices advanced by the supplier, and Petrobras pays the invoices on the same date and under the conditions originally agreed with the supplier.

Invoices are advanced in the “Mais Valor” program exclusively at the discretion of the suppliers and do not change the terms, prices and commercial conditions contracted by Petrobras with such suppliers, as well as it does not add financial charges to the Company, therefore, the classification is maintained as Trade payables in Statements of Cash Flows (Cash flows from operating activities).

As of June 30, 2024, the balance advanced by suppliers, within the scope of the program, is US$ 139 (US$ 110 as of December 31, 2023) and has a payment term from 6 to 92 days and a weighted average term of 53 days (payment term from 7 to 92 days and a weighted average term of 57 days in 2023), after the contracted commercial conditions have been met.